Debt	6 Months Ended
Jun. 30, 2022
Debt
Debt

3. Debt

As at June 30, 2022, the Company had five loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction and also for working capital. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the loan facilities, which totaled 11 vessels as at June 30, 2022. ASC and its subsidiary Ardmore Shipping LLC have provided guarantees in respect of the loan facilities and ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility. These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as at June 30, 2022 and December 31, 2021 were as follows:

	As at
In thousands of U.S. Dollars	June 30, 2022	December 31, 2021
Nordea/SEB Joint Bank Facility	52,374	56,599
Nordea/SEB Revolving Facility	15,000	28,954
ABN/CACIB Joint Bank Facility	48,447	51,340
ABN AMRO Revolving Facility	11,491	1,680
IYO Bank Facility	7,600	8,400
Total debt	134,912	146,972
Deferred finance fees	(1,492)	(1,871)
Net total debt	133,420	145,101
Current portion of long-term debt	15,834	15,834
Current portion of deferred finance fees	(696)	(731)
Total current portion of long-term debt	15,138	15,103
Non-current portion of long-term debt	118,282	129,998

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As at
In thousands of U.S. Dollars	June 30, 2022
2022(1)	7,917
2023	27,326
2024	96,069
2025	3,600
134,912

(1) Six-month period ending December 31, 2022

Nordea / SEB Joint Bank Facility and Nordea / SEB Revolving Facility

On December 11, 2019, eight of ASC’s subsidiaries entered into a $100 million long-term loan facility and a $40 million revolving credit facility with Nordea Bank AB (publ) and Skandinaviska Enskilda Banken AB (publ) to refinance existing facilities. The facility was fully drawn down in December 2020 and 2019. Interest is calculated at a rate of LIBOR plus 2.4%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The revolving facility may be drawn down or repaid with five days‘ notice.  On June 25, 2021, Ardmore partially repaid the facility in connection with the refinancing of two of the vessels under a new sale and leaseback arrangement. The term loan and revolving credit facility mature in December 2024.

3.      Debt (continued)

ABN/CACIB Joint Bank Facility

On December 11, 2019, four of ASC’s subsidiaries entered into a $61.5 million long-term loan facility with ABN AMRO Bank N.V. and Credit Agricole Corporate and Investment Bank to refinance existing facilities. Interest is calculated at a rate of LIBOR plus 2.4%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in December 2024.

ABN AMRO Revolving Facility

On October 24, 2017, the Company entered into a $15 million revolving credit facility with ABN AMRO to fund working capital. Interest under this facility is calculated at a rate of LIBOR plus 3.9%. On October 7, 2021, the Company exercised an option to extend this facility for a further year to July 2023. Interest payments are payable on a quarterly basis.

IYO Bank Facility

On December 17, 2020, one of ASC’s subsidiaries entered into a $10.0 million long-term loan facility with IYO Bank to finance a secondhand vessel acquisition which vessel delivered to the Company in 2020. The facility was drawn down in December 2020. Interest is calculated at a rate of LIBOR plus 2.25%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in December 2025.

Long-term debt financial covenants

The Company’s existing long-term debt facilities described above include certain covenants. The financial covenants require that the Company:

●	maintain minimum solvency of not less than 30%;
●	maintain minimum cash and cash equivalents (of which at least 60% of such minimum amount is held in cash and which includes the undrawn portion of the Nordea/SEB Revolving Facility), based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash and cash equivalents as at June 30, 2022 was $16.8 million;

●	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the facility;
●	maintain a corporate net worth of not less than $150 million; and
●	maintain positive working capital, excluding balloon repayments and amounts outstanding under the ABN AMRO Revolving Facility, provided that the facility has a remaining maturity of more than three months.

The Company was in full compliance with all of its long-term debt financial covenants as at June 30, 2022 and December 31, 2021.